STOCK OPTION AND STOCK UNIT PLANS	12 Months Ended
Dec. 31, 2012
STOCK OPTION AND STOCK UNIT PLANS
STOCK OPTION AND STOCK UNIT PLANS

20.       STOCK OPTION AND STOCK UNIT PLANS

The Company maintains four long-term incentive compensation plans: the ISO Plan, the PBSO Plan, the PSU Plan and the RSU Plan. A maximum of 60 million common shares were reserved for issuance under the 2002 ISO plan, of which 46 million have been issued to date. In 2007, a new reserve of 33 million shares was approved and established and in 2011 an increase of 19 million to the reserved common shares was approved, resulting in a total of 52 million common shares being available for the 2007 ISO and PBSO plans, of which four million have been issued to date. The PSU and RSU plans grant notional units as if a unit was one Enbridge common share and are payable in cash.

INCENTIVE STOCK OPTIONS

Key employees are granted ISOs to purchase common shares at the market price on the grant date. ISOs vest in equal annual installments over a four-year period and expire 10 years after the issue date.

December 31, 2012	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	27,465	21.19
Options granted	5,802	38.32
Options exercised[1]	(5,796)	16.99
Options cancelled or expired	(103)	27.78
Options outstanding at end of year	27,368	25.69	6.7	375
Options vested at end of year[2]	13,703	20.33	5.2	261

1            The total intrinsic value of ISOs exercised during the year ended December 31, 2012 was $130 million (2011 - $68 million; 2010 - $38 million) and cash received on exercise was $69 million (2011 - $56 million; 2010 - $50 million).

2            The total fair value of options vested under the ISO Plan during the year ended December 31, 2012 was $19 million (2011 - $17 million; 2010 - $14 million).

Weighted average assumptions used to determine the fair value of the ISOs using the Black-Scholes-Merton option pricing model are as follows:

Year ended December 31,	2012	2011	2010
Fair value per option (Canadian dollars)[1]	4.81	4.19	3.44
Valuation assumptions
Expected option term (years)[2]	5	6	6
Expected volatility[3]	19.7%	18.6%	19.7%
Expected dividend yield[4]	3.0%	3.4%	3.6%
Risk-free interest rate[5]	1.3%	2.9%	2.7%

1            Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $4.65 (2011 - $4.01; 2010 - $3.28) for Canadian employees and US$5.58 (2011 - US$5.11; 2010 - US$4.00) for United States employees.

2            The expected option term is based on historical exercise practice.

3            Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.

4            The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

5            The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

Compensation expense recorded for the year ended December 31, 2012 for ISOs was $23 million (2011 - $16 million; 2010 - $11 million). At December 31, 2012, unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the ISO Plan was $30 million. The cost is expected to be fully recognized over a weighted average period of approximately three years.

PERFORMANCE BASED STOCK OPTIONS

PBSOs are granted to executive officers and become exercisable when both performance targets and time vesting requirements have been met. PBSOs were granted on September 16, 2002 under the 2002 plan and on August 15, 2007, February 19, 2008 and August 15, 2012 under the 2007 plan. All performance and time vesting conditions on the 2002 grant were met prior to the term of the options expiring on September 16, 2010. All performance targets for the 2007 and 2008 grants have been met. The time vesting requirements were fulfilled evenly over a five-year period ending on August 15, 2012 with the options being exercisable until August 15, 2015. Time vesting requirements for the 2012 grant will be fulfilled evenly over a five-year term, ending August 15, 2017. The 2012 grant’s performance targets are based on the Company’s share price and must be met by February 15, 2019 or the options expire. If targets are met by February 15, 2019, the options are exercisable until August 15, 2020.

December 31, 2012	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	4,127	18.52
Options granted	3,543	39.34
Options exercised[1]	(966)	18.29
Options outstanding at end of year	6,704	29.56	5.3	66
Options vested at end of year[2]	3,061	18.54	2.6	64

1            The total intrinsic value of PBSOs exercised during the year ended December 31, 2012 was $20 million (2011 - $2 million; 2010 - $26 million) and cash received on exercise was $12 million (2011 - $3 million; 2010 - $27 million).

2            The total fair value of options vested under the PBSO Plan during the year ended December 31, 2012 was $1 million (2011 - $2 million; 2010 - $2 million).

Assumptions used to determine the fair value of the PBSOs using the Bloomberg barrier option valuation model are as follows:

Year ended December 31,	2012
Fair value per option (Canadian dollars)	4.25
Valuation assumptions
Expected option term (years)[1]	8
Expected volatility[2]	16.1%
Expected dividend yield[3]	2.8%
Risk-free interest rate[4]	1.6%

1            The expected option term is based on historical exercise practice.

2            Expected volatility is determined with reference to historic daily share price volatility.

3            The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

4            The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

Compensation expense recorded for the year ended December 31, 2012 for PBSOs was $2 million (2011 - $2 million; 2010 - $2 million). At December 31, 2012, unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the PBSO Plan was $14 million. The cost is expected to be fully recognized over a weighted average period of approximately two years.

PERFORMANCE STOCK UNITS

The Company has a PSU Plan for executives where cash awards are paid following a three-year performance cycle. Awards are calculated by multiplying the number of units outstanding at the end of the performance period by the Company’s weighted average share price for 20 days prior to the maturity of the grant and by a performance multiplier. The performance multiplier ranges from zero, if the Company’s performance fails to meet threshold performance levels, to a maximum of two if the Company performs within the highest range of its performance targets. The 2010, 2011 and 2012 grants derive the performance multiplier through a calculation of the Company’s price/earnings ratio relative to a specified peer group of companies and the Company’s earnings per share, adjusted for unusual, non-operating or non-recurring items, relative to targets established at the time of grant. To calculate the 2012 expense, multipliers of two, based upon multiplier estimates at December 31, 2012, were used for each of the 2010, 2011 and 2012 PSU grants.

December 31, 2012	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	937
Units granted	307
Units matured[1]	(627)
Dividend reinvestment	35
Units outstanding at end of year	652	1.5	56

1            The total amount paid during the year ended December 31, 2012 for PSUs was $25 million (2011 - $17 million; 2010 - $14 million).

Compensation expense recorded for the year ended December 31, 2012 for PSUs was $49 million (2011 - $42 million; 2010 - $27 million). As at December 31, 2012, unrecognized compensation expense related to non-vested units granted under the PSU Plan was $25 million and is expected to be fully recognized over a weighted average period of approximately two years.

RESTRICTED STOCK UNITS

Enbridge has a RSU Plan where cash awards are paid to certain non-executive employees of the Company following a 35 month maturity period. RSU holders receive cash equal to the Company’s weighted average share price for 20 days prior to the maturity of the grant multiplied by the units outstanding on the maturity date.

December 31, 2012	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,902
Units granted	891
Units cancelled	(114)
Units matured[1]	(939)
Dividend reinvestment	79
Units outstanding at end of year	1,819	1.5	78

1    The total amount paid during the year ended December 31, 2012 for RSUs was $37 million (2011 - $39 million; 2010 - $24 million).

Compensation expense recorded for the year ended December 31, 2012 for RSUs was $32 million (2011 - $31 million; 2010 - $29 million). As at December 31, 2012, unrecognized compensation expense related to non-vested units granted under the RSU Plan was $37 million and is expected to be fully recognized over a weighted average period of approximately two years.